Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001005942
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Trading Symbol	dei_TradingSymbol	PFT
Document Creation Date	dei_DocumentCreationDate	Dec. 27, 2019
Document Effective Date	dei_DocumentEffectiveDate	Dec. 30, 2019
Prospectus Date	rr_ProspectusDate	Dec. 30, 2019
Putnam Emerging Markets Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Emerging Markets Equity Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 15 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 175%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	175.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 15 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Investments
We invest mainly in common stocks (growth or value stocks or both) of emerging market companies that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors that we believe will cause the stock price to rise. Under normal circumstances, we invest at least 80% of the fund’s net assets in equity securities of emerging market companies. This policy may be changed only after 60 days’ notice to shareholders.

		Emerging markets include countries in the MSCI Emerging Market Index or that we consider to be emerging markets based on our evaluation of their level of economic development or the size and experience of their securities markets. We invest significantly in small and midsize companies. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors.

Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid.

Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date performance through 9/30/19 9.31% Best calendar quarter Q2 2009 33.33% Worst calendar quarter Q3 2011 −30.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.06%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ended 12/31/18)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

		Class B share performance reflects conversion to class A shares after eight years.
Putnam Emerging Markets Equity Fund | MSCI Emerging Markets Index (ND) (no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.57%)
5 Years	rr_AverageAnnualReturnYear05	1.65%
10 Years	rr_AverageAnnualReturnYear10	8.02%
Putnam Emerging Markets Equity Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.92%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.54%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.74%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 699
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,050
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,425
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,474
Annual Return 2009	rr_AnnualReturn2009	73.93%
Annual Return 2010	rr_AnnualReturn2010	17.67%
Annual Return 2011	rr_AnnualReturn2011	(26.41%)
Annual Return 2012	rr_AnnualReturn2012	18.78%
Annual Return 2013	rr_AnnualReturn2013	1.61%
Annual Return 2014	rr_AnnualReturn2014	(1.35%)
Annual Return 2015	rr_AnnualReturn2015	(11.21%)
Annual Return 2016	rr_AnnualReturn2016	5.78%
Annual Return 2017	rr_AnnualReturn2017	42.30%
Annual Return 2018	rr_AnnualReturn2018	(17.55%)
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(22.29%)
5 Years	rr_AverageAnnualReturnYear05	0.48%
10 Years	rr_AverageAnnualReturnYear10	6.42%
Putnam Emerging Markets Equity Fund | Class A | after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(22.63%)
5 Years	rr_AverageAnnualReturnYear05	0.39%
10 Years	rr_AverageAnnualReturnYear10	5.86%
Putnam Emerging Markets Equity Fund | Class A | after taxes on distributions and sale of fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.88%)
5 Years	rr_AverageAnnualReturnYear05	0.49%
10 Years	rr_AverageAnnualReturnYear10	5.23%
Putnam Emerging Markets Equity Fund | Class B
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.92%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.54%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.49%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 707
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,033
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,485
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,607
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	207
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	733
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,285
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,607
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(22.13%)
5 Years	rr_AverageAnnualReturnYear05	0.55%
10 Years	rr_AverageAnnualReturnYear10	6.40%
Putnam Emerging Markets Equity Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Management fees	rr_ManagementFeesOverAssets	0.92%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.54%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.49%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 307
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	733
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,285
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,792
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	207
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	733
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,285
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,792
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(18.91%)
5 Years	rr_AverageAnnualReturnYear05	0.94%
10 Years	rr_AverageAnnualReturnYear10	6.26%
Putnam Emerging Markets Equity Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.92%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.54%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.99%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 157
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	581
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,031
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,281
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(17.77%)
5 Years	rr_AverageAnnualReturnYear05	1.44%
10 Years	rr_AverageAnnualReturnYear10	6.77%
Putnam Emerging Markets Equity Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.92%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.35%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	670
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,528
Label	rr_AverageAnnualReturnLabel	before taxes	[6]
1 Year	rr_AverageAnnualReturnYear01	(17.28%)	[6]
5 Years	rr_AverageAnnualReturnYear05	1.97%	[6]
10 Years	rr_AverageAnnualReturnYear10	7.33%	[6]
Putnam Emerging Markets Equity Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.92%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.54%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.49%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	427
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	771
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,741
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(17.37%)
5 Years	rr_AverageAnnualReturnYear05	1.94%
10 Years	rr_AverageAnnualReturnYear10	7.32%
Putnam Focused Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Focused Equity Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 14 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	12/30/2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 229%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	229.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 14 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Investments
We invest mainly in equity securities (growth or value or both) of large and midsize companies that we believe have favorable investment potential. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. Under normal circumstances, we invest at least 80% of the fund’s net assets in equity investments, including common stocks, preferred stocks, convertible securities, warrants, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). This policy may be changed only after 60 days’ notice to shareholders.

		The fund is “non-diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund. The fund expects to concentrate its investments in a limited number of issuers.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. The fund will be more susceptible to these risks than other funds because it concentrates its investments in a limited number of issuers or sectors, and the fund may perform poorly as a result of adverse developments affecting those issuers or sectors. These risks are generally greater for small and midsize companies.

As a non-diversified fund, the fund invests in fewer issuers and is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the fund invests in fewer issuers and is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Before June 24, 2019, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date performance through 9/30/19 21.49% Best calendar quarter Q2 2009 21.43% Worst calendar quarter Q3 2011 −28.22%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	21.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.22%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ended 12/31/18)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

		Class B share performance reflects conversion to class A shares after eight years.
Putnam Focused Equity Fund | S&P 500 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.38%)	[7]
5 Years	rr_AverageAnnualReturnYear05	8.49%	[7]
10 Years	rr_AverageAnnualReturnYear10	13.12%	[7]
Putnam Focused Equity Fund | MSCI World Industrials (ND)-S&P 500 Linked Benchmark (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.54%)	[8]
5 Years	rr_AverageAnnualReturnYear05	3.51%	[8]
10 Years	rr_AverageAnnualReturnYear10	10.08%	[8]
Putnam Focused Equity Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.50%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.37%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[10]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 698
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	976
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,119
Annual Return 2009	rr_AnnualReturn2009	24.67%
Annual Return 2010	rr_AnnualReturn2010	32.52%
Annual Return 2011	rr_AnnualReturn2011	(14.67%)
Annual Return 2012	rr_AnnualReturn2012	27.01%
Annual Return 2013	rr_AnnualReturn2013	40.45%
Annual Return 2014	rr_AnnualReturn2014	0.60%
Annual Return 2015	rr_AnnualReturn2015	1.67%
Annual Return 2016	rr_AnnualReturn2016	14.85%
Annual Return 2017	rr_AnnualReturn2017	27.76%
Annual Return 2018	rr_AnnualReturn2018	(13.94%)
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(18.89%)
5 Years	rr_AverageAnnualReturnYear05	4.01%
10 Years	rr_AverageAnnualReturnYear10	11.84%
Putnam Focused Equity Fund | Class A | after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(20.44%)
5 Years	rr_AverageAnnualReturnYear05	1.78%
10 Years	rr_AverageAnnualReturnYear10	9.84%
Putnam Focused Equity Fund | Class A | after taxes on distributions and sale of fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(10.14%)
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	9.13%
Putnam Focused Equity Fund | Class B
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.50%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.12%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[10]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 706
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	955
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,331
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,253
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	206
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	655
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,131
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,253
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(18.49%)
5 Years	rr_AverageAnnualReturnYear05	4.18%
10 Years	rr_AverageAnnualReturnYear10	11.85%
Putnam Focused Equity Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.50%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.12%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[10]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 306
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	655
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,131
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,445
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	206
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	655
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,131
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,445
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(15.34%)
5 Years	rr_AverageAnnualReturnYear05	4.46%
10 Years	rr_AverageAnnualReturnYear10	11.69%
Putnam Focused Equity Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.50%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.62%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[10]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	502
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	873
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,914
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(14.13%)
5 Years	rr_AverageAnnualReturnYear05	5.00%
10 Years	rr_AverageAnnualReturnYear10	12.25%
Putnam Focused Equity Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.62%
Other expenses	rr_OtherExpensesOverAssets	0.33%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[10]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	294
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	517
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,158
Label	rr_AverageAnnualReturnLabel	before taxes	[6]
1 Year	rr_AverageAnnualReturnYear01	(13.68%)	[6]
5 Years	rr_AverageAnnualReturnYear05	5.53%	[6]
10 Years	rr_AverageAnnualReturnYear10	12.80%	[6]
Putnam Focused Equity Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.62%
Other expenses	rr_OtherExpensesOverAssets	0.50%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[10]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	608
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,355
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(13.72%)
5 Years	rr_AverageAnnualReturnYear05	5.52%
10 Years	rr_AverageAnnualReturnYear10	12.79%
Putnam Global Technology Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Global Technology Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 15 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 101%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 15 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Investments
For this non-diversified fund concentrating in the technology industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential. Under normal circumstances, we invest at least 80% of the fund’s net assets in securities of companies in the technology industries. This policy may be changed only after 60 days’ notice to shareholders. Potential investments include companies that have, or will develop, products, processes or services that will provide advances and improvements through technology to consumers, enterprises and governments worldwide.

We may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors that we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.

		The use of the term “global” in the fund’s name is meant to emphasize that we look for investment opportunities on a worldwide basis and that our investment strategies are not constrained by the countries or regions in which companies are located. Under normal market conditions, the fund intends to invest in at least five different countries and at least 40% of its net assets in securities of foreign companies (or, if less, at least the percentage of net assets that is ten percentage points less than the percentage of the fund’s benchmark represented by foreign companies, as determined by the providers of the benchmark).
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies. The technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest a greater percentage of its assets in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid. Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Our use of short selling may result in losses if the securities appreciate in value.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Our policy of concentrating on a limited group of industries and the fund’s “non-diversified” status, which means the fund may invest a greater percentage of its assets in fewer issuers than a “diversified fund,” can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date performance through 9/30/19 28.92% Best calendar quarter Q2 2009 21.85% Worst calendar quarter Q4 2018 −19.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	28.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.72%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ended 12/31/18)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

		Class B share performance reflects conversion to class A shares after eight years.
Putnam Global Technology Fund | MSCI World Information Technology Index (ND) (no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.60%)
5 Years	rr_AverageAnnualReturnYear05	12.78%
10 Years	rr_AverageAnnualReturnYear10	15.89%
Putnam Global Technology Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.29%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 686
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	922
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,177
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,903
Annual Return 2009	rr_AnnualReturn2009	53.49%
Annual Return 2010	rr_AnnualReturn2010	10.51%
Annual Return 2011	rr_AnnualReturn2011	(5.95%)
Annual Return 2012	rr_AnnualReturn2012	13.12%
Annual Return 2013	rr_AnnualReturn2013	24.27%
Annual Return 2014	rr_AnnualReturn2014	13.51%
Annual Return 2015	rr_AnnualReturn2015	10.64%
Annual Return 2016	rr_AnnualReturn2016	12.29%
Annual Return 2017	rr_AnnualReturn2017	46.69%
Annual Return 2018	rr_AnnualReturn2018	(6.70%)
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(12.06%)
5 Years	rr_AverageAnnualReturnYear05	12.71%
10 Years	rr_AverageAnnualReturnYear10	15.10%
Putnam Global Technology Fund | Class A | after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.62%)
5 Years	rr_AverageAnnualReturnYear05	10.94%
10 Years	rr_AverageAnnualReturnYear10	13.81%
Putnam Global Technology Fund | Class A | after taxes on distributions and sale of fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.58%)
5 Years	rr_AverageAnnualReturnYear05	9.58%
10 Years	rr_AverageAnnualReturnYear10	12.29%
Putnam Global Technology Fund | Class B
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.29%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 694
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	900
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,232
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,038
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	194
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	600
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,032
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,038
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(11.62%)
5 Years	rr_AverageAnnualReturnYear05	12.95%
10 Years	rr_AverageAnnualReturnYear10	15.09%
Putnam Global Technology Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.29%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 294
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	600
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,032
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,233
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	194
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	600
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,032
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,233
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(8.24%)
5 Years	rr_AverageAnnualReturnYear05	13.21%
10 Years	rr_AverageAnnualReturnYear10	14.93%
Putnam Global Technology Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.62%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.29%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	446
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	771
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,691
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(6.93%)
5 Years	rr_AverageAnnualReturnYear05	13.77%
10 Years	rr_AverageAnnualReturnYear10	15.50%
Putnam Global Technology Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.62%
Other expenses	rr_OtherExpensesOverAssets	0.15%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 954
Label	rr_AverageAnnualReturnLabel	before taxes	[6]
1 Year	rr_AverageAnnualReturnYear01	(6.40%)	[6]
5 Years	rr_AverageAnnualReturnYear05	14.36%	[6]
10 Years	rr_AverageAnnualReturnYear10	16.08%	[6]
Putnam Global Technology Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.62%
Other expenses	rr_OtherExpensesOverAssets	0.29%	[9]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,120
Label	rr_AverageAnnualReturnLabel	before taxes
1 Year	rr_AverageAnnualReturnYear01	(6.46%)
5 Years	rr_AverageAnnualReturnYear05	14.35%
10 Years	rr_AverageAnnualReturnYear10	16.07%

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Management fees are subject to a performance adjustment. The fund's base management fee is subject to adjustment, up or down, based on the fund's performance relative to the performance of the MSCI Emerging Markets Index (ND). For the most recent fiscal year, the fund's base management fee prior to any performance adjustment was 0.923%.
[3]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through December 30, 2020. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[4]	This charge is phased out over six years.
[5]	This charge is eliminated after one year.
[6]	Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.
[7]	As of June 24, 2019, the S&P 500 Index (an unmanaged index of common stock performance) replaced the MSCI World Industrials Index (ND) (a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets in the industrials sector) as the benchmark for this fund because, in Putnam Management’s opinion, the securities tracked by the S&P 500 Index more accurately reflect the types of securities that generally will be held by the fund. The average annual total returns of the MSCI World Industrials Index (ND) for the one-year, five-year, and ten-year periods ended on December 31, 2018 were -14.54%, 3.51%, and 10.08%, respectively.
[8]	The MSCI World Industrials (ND)-S&P 500 Linked Benchmark represents performance of the MSCI World Industrials Index (ND) from the inception date of the fund, December 18, 2008, through June 23, 2019 and performance of the S&P 500 Index from June 24, 2019 forward.
[9]	Restated to reflect current fees.
[10]	Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 12/30/2020. This obligation may be modified or discontinued only with approval of the Board of Trustees.